Shareholder Report, Average Annual Return (Details) ITGV_MassMutual Global Fund_Class R4_TSR Annual {Class R4}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4 - without sales charge
Average Annual Return, Percent	9.09%	9.24%	10.54%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	17.27%	13.54%	11.91%